PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

17. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The following condensed parent company financial information of BingEx Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of BingEx Limited, except for those which have been separately disclosed in the consolidated financial statements.

Inter-company balances and transactions were eliminated upon consolidation in the preparation of the consolidated financial statements of the Company. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of loss from its subsidiaries was reported as a share of loss of subsidiaries in the accompanying parent company only financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment even though the Company is not obligated to provide continuing support or fund losses.

(a)	Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash	19,663	12,089
Prepayments and other current assets	1,935	8,733
Total current assets	21,598	20,822
Non-current assets
Amount due from subsidiaries	2,268,260	2,180,596
Total non-current assets	2,268,260	2,180,596
Total assets	2,289,858	2,201,418
LIABILITIES
Current liabilities
Amount due to subsidiaries and the VIE	12,797	12,513
Accrued expenses and other current liabilities	1,602	1,567
Net liabilities in subsidiaries and the VIE	1,528,395	1,351,911
Total current liabilities	1,542,794	1,365,991
Total liabilities	1,542,794	1,365,991
Total shareholders’ equity	747,064	835,427
Total liabilities and shareholders’ equity	2,289,858	2,201,418

(b)	Condensed Statements of Result of Operation

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total operating expenses	(3,613)	(3,230)	(17,730)
Interest income	—	665	—
Investment income	303	1	—
Other income	—	4,712	—
Share of gains (losses) from subsidiaries and the VIE	113,809	(148,628)	127,159
Income (loss) before income taxes	110,499	(146,480)	109,429
Income tax expense	—	—	—
Net income (loss)	110,499	(146,480)	109,429

(c)	Condensed Statements of Cash Flows

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(2,191)	158	(24,211)
Net cash provided by (used in) investing activities	7,088	(420,119)	71,073
Net cash provided by (used in) financing activities	—	438,184	(53,872)
Effect of foreign currency exchange rate changes on cash	25	(3,482)	(564)
Net increase (decrease) in cash	4,922	14,741	(7,574)
Cash at the beginning of the year	—	4,922	19,663
Cash at the end of the year	4,922	19,663	12,089